T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

			September 30, 2019	(Unaudited)

	Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	ARGENTINA 3.6%			ARMENIA 0.1%

	Corporate Bonds 0.4%			Government Bonds 0.1%
	Banco Macro,			Republic of Armenia,
	17.50%, 5/8/22 (1)	1,955,000	13	3.95%, 9/26/29 (USD) (1)	435,000	427

	Banco Macro, VR,			Total Armenia
	6.75%, 11/4/26 (USD) (1)(2)	1,000,000	693	(Cost $426)		427
	IRSA Propiedades Comerciales,
	8.75%, 3/23/23 (USD) (1)	1,180,000	923
	Tarjeta Naranja, FRN,			BAHAMAS 2.2%
	BDLRPP + 3.50%, 13.334%,
	4/11/22 (USD) (1)	1,278,000	232	Government Bonds 2.2%
	YPF Sociedad Anonima, FRN,			Commonwealth of Bahamas,
	BDLRPP + 4.00%, 13.01%, 7/7/20			6.00%, 11/21/28 (USD) (1)	8,745,000	9,292
(USD)	(1)	260,000	56	Commonwealth of Bahamas,

			1,917	6.00%, 11/21/28 (USD)	600,000	637
				Total Bahamas
	Government Bonds 3.2%			(Cost $9,497)		9,929
	Province of Buenos Aires,

	9.125%, 3/16/24 (USD)	750,000	281	BERMUDA 0.4%
	Province of Buenos Aires,
	9.125%, 3/16/24 (USD) (1)	365,000	137
	Province of Buenos Aires, FRN,			Government Bonds 0.4%
	BDLRPP + 3.83%, 54.806%,			Government of Bermuda,
	5/31/22	9,679,000	59	4.75%, 2/15/29 (USD) (1)	1,630,000	1,854

	Republic of Argentina,			Total Bermuda
	5.625%, 1/26/22 (USD)	2,370,000	1,031	(Cost $1,630)		1,854
	Republic of Argentina,
	5.875%, 1/11/28 (USD)	4,310,000	1,762
	Republic of Argentina,			BRAZIL 10.9%
	6.875%, 1/26/27 (USD)	300,000	127
	Republic of Argentina,			Corporate Bonds 3.5%
	7.50%, 4/22/26 (USD)	12,400,000	5,533	Azul Investments,
	Republic of Argentina,			5.875%, 10/26/24 (USD) (1)	1,705,000	1,707
	8.28%, 12/31/33 (USD)	7,318,638	3,604	Azul Investments,
	Republic of Argentina,			5.875%, 10/26/24 (USD)	400,000	401
	8.75%, 5/7/24 (USD)	2,500,000	881	Banco do Brasil, VR,
	Republic of Argentina, STEP,			9.00% (USD) (2)(4)	4,100,000	4,606
	3.75%, 12/31/38 (USD)	2,650,000	1,063	Cosan Overseas,
	Republic of Argentina, VR,			8.25% (USD) (4)	430,000	446
	0.00%, 12/15/35 (USD) (3)	3,870,000	92	CSN Resources,
				7.625%, 2/13/23 (USD)	1,350,000	1,412
			14,570	CSN Resources,
	Total Argentina			7.625%, 2/13/23 (USD) (1)	450,000	471
	(Cost $33,916)		16,487	Globo Comunicacao e
				Participacoes,
				5.125%, 3/31/27 (USD)	500,000	514
				Itau Unibanco Holding, VR,
				6.125% (USD) (1)(2)(4)	490,000	495

	The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Itau Unibanco Holding, VR,			CHILE 0.7%
6.50% (USD) (1)(2)(4)	550,000	568
Klabin Austria,			Corporate Bonds 0.7%
5.75%, 4/3/29 (USD) (1)	920,000	966
Minerva,			Empresa Nacional Del Petroleo,
6.50%, 9/20/26 (USD) (1)	1,600,000	1,670	4.50%, 9/14/47 (USD)	1,700,000	1,836
			Codelco,
Oi,			3.70%, 1/30/50 (USD) (1)	1,430,000	1,435
10.00%, 7/27/25 (USD) (5)	425,000	391
Rumo,			Total Chile
5.875%, 1/18/25 (USD) (1)	500,000	528	(Cost $3,073)		3,271
Rumo,
7.375%, 2/9/24 (USD) (1)	400,000	432	CHINA 2.0%
St Marys Cement,
5.75%, 1/28/27 (USD)	200,000	223	Corporate Bonds 2.0%
Suzano Austria
6.00%, 1/15/29 (USD)	1,100,000	1,199	CNAC HK Finbridge,
			4.625%, 3/14/23 (USD)	2,300,000	2,414
		16,029	CNOOC Curtis Funding No 1,
			4.50%, 10/3/23 (USD)	1,400,000	1,504
Government Bonds 7.4%			CNRC Capitale, VR,
Brazil Notas do Tesouro Nacional,			3.90% (USD) (2)(4)	400,000	405
Series F,			Country Garden Holdings,
10.00%, 1/1/23	11,700,000	3,130	4.75%, 1/17/23 (USD)	750,000	746
Petrobras Global Finance,			Country Garden Holdings,
6.85%, 6/5/2115 (USD)	800,000	916	8.00%, 1/27/24 (USD)	400,000	435
Petrobras Global Finance,			Easy Tactic,
7.375%, 1/17/27 (USD)	5,060,000	6,122	9.125%, 7/28/22 (USD)	450,000	461
Petrobras Global Finance,			Shimao Property Holdings,
8.75%, 5/23/26 (USD)	11,945,000	15,320	5.60%, 7/15/26 (USD)	210,000	215
Republic of Brazil,			State Grid Overseas Investment
4.625%, 1/13/28 (USD)	1,500,000	1,596	2013,
Republic of Brazil,			4.375%, 5/22/43 (USD)	485,000	585
5.00%, 1/27/45 (USD)	5,408,000	5,623	State Grid Overseas Investment
Republic of Brazil,			2014,
5.625%, 1/7/41 (USD)	600,000	673	4.85%, 5/7/44 (USD)	200,000	259
Republic of Brazil,			State Grid Overseas Investment
8.25%, 1/20/34 (USD)	380,000	521	2016,
			4.00%, 5/4/47 (USD)	800,000	927
		33,901	Times China Holdings,
Total Brazil			6.75%, 7/16/23 (USD)	615,000	603
(Cost $45,485)		49,930	Yanlord Land,
			6.75%, 4/23/23 (USD)	730,000	756

CANADA 0.0%			Total China
			(Cost $8,795)		9,310
Common Stocks 0.0%
Frontera Energy			COLOMBIA 1.7%
	3,873	38

Total Canada			Government Bonds 1.7%
(Cost $319)		38	Republic of Colombia,
			4.00%, 2/26/24 (USD)	800,000	844

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Republic of Colombia,			Dominican Republic,
4.50%, 3/15/29 (USD)	285,000	317	6.875%, 1/29/26 (USD) (1)	1,400,000	1,584
Republic of Colombia,			Dominican Republic,
5.625%, 2/26/44 (USD)	1,000,000	1,254	7.45%, 4/30/44 (USD)	850,000	1,011
Republic of Colombia,			Total Dominican Republic
6.125%, 1/18/41 (USD)	4,250,000	5,552	(Cost $11,119)		12,015
Total Colombia
(Cost $7,005)		7,967	ECUADOR 3.5%

CONGO 0.1%			Government Bonds 3.5%
			Republic of Ecuador,
Corporate Bonds 0.1%			7.875%, 1/23/28 (USD)	3,300,000	3,139
HTA Group,			Republic of Ecuador,
9.125%, 3/8/22 (USD)	500,000	523	7.95%, 6/20/24 (USD)	8,700,000	8,907
Total Congo			Republic of Ecuador,
(Cost $523)		523	9.625%, 6/2/27 (USD)	1,000,000	1,042
			Republic of Ecuador,
			10.75%, 3/28/22 (USD) (1)	2,000,000	2,185
COSTA RICA 1.3%			Republic of Ecuador,
			10.75%, 1/31/29 (USD)	500,000	542
Corporate Bonds 0.2%			Total Ecuador
Banco Nacional de Costa Rica,			(Cost $15,212)		15,815
5.875%, 4/25/21 (USD)	840,000	856

		856	EGYPT 2.6%

Government Bonds 1.1%			Government Bonds 2.6%
Republic of Costa Rica,
4.375%, 4/30/25 (USD)	1,600,000	1,534	Arab Republic of Egypt,
Republic of Costa Rica,			7.50%, 1/31/27 (USD)	4,500,000	4,846
4.25%, 1/26/23 (USD)	200,000	196	Arab Republic of Egypt,
Republic of Costa Rica,			7.903%, 2/21/48 (USD) (1)	300,000	303
7.00%, 4/4/44 (USD)	1,235,000	1,229	Arab Republic of Egypt,
Republic of Costa Rica,			7.903%, 2/21/48 (USD)	645,000	651
7.158%, 3/12/45 (USD)	1,165,000	1,170	Arab Republic of Egypt,
Instituto Costarricense de			8.50%, 1/31/47 (USD) (1)	3,450,000	3,664
Electricidad,			Arab Republic of Egypt,
6.375%, 5/15/43 (USD)	900,000	748	8.50%, 1/31/47 (USD)	2,380,000	2,527
			Total Egypt
		4,877	(Cost $11,783)		11,991
Total Costa Rica
(Cost $5,485)		5,733	EL SALVADOR 1.6%

DOMINICAN REPUBLIC 2.6%			Government Bonds 1.6%
			Republic of El Salvador,
Government Bonds 2.6%			5.875%, 1/30/25 (USD)	965,000	996
Dominican Republic,			Republic of El Salvador,
5.50%, 1/27/25 (USD)	5,500,000	5,816	6.375%, 1/18/27 (USD) (1)	1,930,000	2,010
Dominican Republic,			Republic of El Salvador,
6.85%, 1/27/45 (USD)	3,225,000	3,604	7.65%, 6/15/35 (USD)	350,000	377
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Republic of El Salvador,			INDIA 0.1%
8.25%, 4/10/32 (USD)	400,000	457
Republic of El Salvador,			Corporate Bonds 0.1%
8.625%, 2/28/29 (USD) (1)	2,535,000	2,960
Republic of El Salvador,			HPCL-Mittal Energy,
8.625%, 2/28/29 (USD)	600,000	701	5.25%, 4/28/27 (USD)	310,000	310
			Total India
Total El Salvador			(Cost $310)		310
(Cost $7,070)		7,501

GHANA 1.7%			INDONESIA 4.4%

Government Bonds 1.7%			Corporate Bonds 2.6%
			Pertamina Persero,
Republic of Ghana,			5.625%, 5/20/43 (USD)	6,020,000	7,029
8.125%, 1/18/26 (USD)	7,210,000	7,649	Pertamina Persero,
Total Ghana			6.00%, 5/3/42 (USD)	1,500,000	1,828
(Cost $7,552)		7,649	Perusahaan Listrik Negara,
			3.875%, 7/17/29 (USD) (1)	865,000	897
GRENADA 0.0%			Perusahaan Listrik Negara,
			4.125%, 5/15/27 (USD)	1,000,000	1,058
Government Bonds 0.0%			Perusahaan Listrik Negara,
			4.875%, 7/17/49 (USD) (1)	355,000	387
Government of Grenada,			Perusahaan Listrik Negara,
7.00%, 5/12/30 (USD)	210,341	203	6.25%, 1/25/49 (USD) (1)	500,000	651
Total Grenada
(Cost $189)		203			11,850
			Government Bonds 1.8%
GUATEMALA 0.4%			Perusahaan Penerbit,
			4.55%, 3/29/26 (USD)	5,400,000	5,905
Government Bonds 0.4%			Republic of Indonesia,
Republic of Guatemala,			9.00%, 3/15/29	29,900,000,000	2,337
4.90%, 6/1/30 (USD) (1)	1,630,000	1,726			8,242
Total Guatemala			Total Indonesia
(Cost $1,609)		1,726	(Cost $18,391)		20,092

HONG KONG 0.3%			ISRAEL 2.1%

Corporate Bonds 0.3%			Corporate Bonds 2.1%
Metropolitan Light,			Israel Chemicals,
5.50%, 11/21/22 (USD)	360,000	370	6.375%, 5/31/38 (USD) (1)	1,550,000	1,899
Metropolitan Light,			Israel Electric,
5.50%, 11/21/22 (USD) (1)	356,000	365	4.25%, 8/14/28 (USD) (1)	6,370,000	6,888
SmarTone Finance,			Israel Electric,
3.875%, 4/8/23 (USD)	600,000	617	7.75%, 12/15/27 (USD)	600,000	790
Total Hong Kong			Total Israel
(Cost $1,296)		1,352	(Cost $8,817)		9,577

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

IVORY COAST 1.8%			MEXICO 8.5%

Government Bonds 1.8%			Corporate Bonds 4.9%
Republic of Ivory Coast,			Axtel,
6.375%, 3/3/28 (USD)	2,100,000	2,156	6.375%, 11/14/24 (USD) (1)	1,600,000	1,652
Republic of Ivory Coast,			Banco Santander Mexico, VR,
6.625%, 3/22/48 (EUR) (1)	400,000	442	8.50% (USD) (2)(4)	800,000	844
Republic of Ivory Coast,			BBVA Bancomer, VR,
6.625%, 3/22/48 (EUR)	800,000	885	5.125%, 1/18/33 (USD) (2)	1,100,000	1,052
Republic of Ivory Coast, STEP,			BBVA Bancomer, VR,
5.75%, 12/31/32 (USD)	4,752,000	4,678	5.35%, 11/12/29 (USD) (2)	300,000	299

Total Ivory Coast			Cemex,
(Cost $8,000)		8,161	7.75%, 4/16/26 (USD)	1,400,000	1,521
			Cometa Energia,
			6.375%, 4/24/35 (USD) (1)	1,462,500	1,561
JAMAICA 1.4%			Controladora Mabe,
			5.60%, 10/23/28 (USD) (1)	480,000	518
Government Bonds 1.4%			Controladora Mabe,
Government of Jamaica,			5.60%, 10/23/28 (USD)	300,000	324
7.875%, 7/28/45 (USD)	3,110,000	4,074	Industrias Penoles,
Government of Jamaica,			4.15%, 9/12/29 (USD) (1)	930,000	936
8.00%, 3/15/39 (USD)	1,665,000	2,188	Mexico City Airport Trust,
			5.50%, 7/31/47 (USD) (1)	1,200,000	1,196
Total Jamaica			Mexico City Airport Trust,
(Cost $5,620)		6,262	5.50%, 7/31/47 (USD)	6,600,000	6,580
			Petroleos Mexicanos,
KAZAKHSTAN 0.9%			5.35%, 2/12/28 (USD)	5,000,000	4,791
			Poinsettia Finance,
Corporate Bonds 0.9%			6.625%, 6/17/31 (USD) (1)	200,000	192
Development Bank of Kazakhstan,			Sixsigma Networks Mexico,
4.125%, 12/10/22 (USD)	1,100,000	1,143	7.50%, 5/2/25 (USD) (1)	1,200,000	1,187

KazMunayGas National,					22,653
6.375%, 10/24/48 (USD) (1)	2,250,000	2,802

Total Kazakhstan			Government Bonds 3.6%
(Cost $3,343)		3,945	Petroleos Mexicanos,
			5.50%, 6/27/44 (USD)	1,860,000	1,595

KENYA 0.6%			Petroleos Mexicanos,
			5.625%, 1/23/46 (USD)	2,640,000	2,272
			Petroleos Mexicanos,
Government Bonds 0.6%			6.50%, 6/2/41 (USD)	5,830,000	5,585
Republic of Kenya,			Petroleos Mexicanos,
7.25%, 2/28/28 (USD)	2,500,000	2,599	6.75%, 9/21/47 (USD)	600,000	577
Total Kenya			Petroleos Mexicanos,
(Cost $2,437)		2,599	7.19%, 9/12/24	2,700,000	120
			Petroleos Mexicanos,
			7.69%, 1/23/50 (USD) (1)	1,130,000	1,181
			United Mexican States,
			6.50%, 6/10/21	43,900,000	2,219
			United Mexican States,
			8.00%, 11/7/47	35,000,000	1,910

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

United Mexican States,			OMAN 0.6%
10.00%, 11/20/36	15,000,000	968

		16,427	Government Bonds 0.6%
			Sultanate of Oman,
Total Mexico			5.375%, 3/8/27 (USD)	1,505,000	1,483
(Cost $37,384)		39,080	Sultanate of Oman,
			6.75%, 1/17/48 (USD) (1)	1,450,000	1,372

MONGOLIA 1.5%			Total Oman
			(Cost $2,994)		2,855
Corporate Bonds 0.2%

Development Bank of Mongolia,			PAKISTAN 1.0%
7.25%, 10/23/23 (USD) (1)	1,035,000	1,074

		1,074	Government Bonds 1.0%

Government Bonds 1.3%			Islamic Republic of Pakistan,
			6.875%, 12/5/27 (USD)	3,800,000	3,756
Government of Mongolia,			Islamic Republic of Pakistan,
5.125%, 12/5/22 (USD)	3,260,000	3,257	8.25%, 4/15/24 (USD)	700,000	757
Government of Mongolia,
5.625%, 5/1/23 (USD)	900,000	910	Total Pakistan
Government of Mongolia,			(Cost $4,495)		4,513
10.875%, 4/6/21 (USD)	1,840,000	2,010

		6,177	PANAMA 1.1%

Total Mongolia			Corporate Bonds 0.3%
(Cost $7,090)		7,251
			Aeropuerto Internacional de
			Tocumen,
MOROCCO 0.4%			5.625%, 5/18/36 (USD)	300,000	354
			C&W Senior Financing,
Government Bonds 0.4%			6.875%, 9/15/27 (USD) (1)	310,000	323
Kingdom of Morocco,			C&W Senior Financing,
5.50%, 12/11/42 (USD)	1,500,000	1,797	7.50%, 10/15/26 (USD) (1)	650,000	687

Total Morocco					1,364
(Cost $1,680)		1,797
			Government Bonds 0.8%

NIGERIA 2.3%			Republic of Panama,
			3.87%, 7/23/60 (USD)	830,000	898
			Republic of Panama,
Government Bonds 2.3%			4.50%, 4/16/50 (USD)	1,125,000	1,336
Republic of Nigeria,			Republic of Panama,
6.50%, 11/28/27 (USD)	3,300,000	3,345	7.125%, 1/29/26 (USD)	1,200,000	1,504
Republic of Nigeria,
7.143%, 2/23/30 (USD)	4,900,000	5,025			3,738
Republic of Nigeria,			Total Panama
8.747%, 1/21/31 (USD)	1,800,000	2,024	(Cost $4,491)		5,102
Total Nigeria
(Cost $10,034)		10,394

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PARAGUAY 0.8%			SAUDI ARABIA 0.8%

Corporate Bonds 0.1%			Government Bonds 0.8%
Telefonica Celular del Paraguay,			Kingdom of Saudi Arabia,
5.875%, 4/15/27 (USD) (1)	600,000	644	3.25%, 10/26/26 (USD)	1,900,000	1,966
			Kingdom of Saudi Arabia,
		644	5.00%, 4/17/49 (USD)	1,000,000	1,206
Government Bonds 0.7%			Saudi Arabian Oil,
Republic of Paraguay,			4.25%, 4/16/39 (USD)	300,000	324
5.40%, 3/30/50 (USD)	1,955,000	2,223	Total Saudi Arabia
Republic of Paraguay,			(Cost $3,249)		3,496
5.60%, 3/13/48 (USD)	245,000	284
Republic of Paraguay,			SENEGAL 1.2%
6.10%, 8/11/44 (USD)	570,000	695

		3,202	Government Bonds 1.2%
Total Paraguay			Republic of Senegal,
(Cost $3,677)		3,846	4.75%, 3/13/28 (EUR)	1,500,000	1,702
			Republic of Senegal,
			6.25%, 5/23/33 (USD) (1)	900,000	909
PERU 0.9%			Republic of Senegal,
			6.25%, 5/23/33 (USD)	2,700,000	2,727
Corporate Bonds 0.5%
			Total Senegal
Consorcio Transmantaro,			(Cost $5,194)		5,338
4.70%, 4/16/34 (USD) (1)	280,000	305
Lima Metro Line 2 Finance,
5.875%, 7/5/34 (USD)	650,000	720	SERBIA 1.1%
Peru LNG,
5.375%, 3/22/30 (USD) (1)	1,260,000	1,314	Government Bonds 1.1%
			Republic of Serbia,
		2,339	1.50%, 6/26/29 (EUR) (1)	1,020,000	1,160
Government Bonds 0.4%			Republic of Serbia,
Republic of Peru,			4.50%, 1/11/26	110,000,000	1,088
2.844%, 6/20/30 (USD)	620,000	635	Republic of Serbia,
Republic of Peru,			7.25%, 9/28/21 (USD)	2,428,000	2,657
5.40%, 8/12/34 (1)	3,800,000	1,199	Total Serbia
		1,834	(Cost $4,764)		4,905

Total Peru			SOUTH AFRICA 7.9%
(Cost $4,033)		4,173

			Corporate Bonds 5.1%
ROMANIA 0.4%			Eskom Holdings SOC,
			5.75%, 1/26/21 (USD)	1,050,000	1,060
Government Bonds 0.4%			Eskom Holdings SOC,
Republic of Romania,			6.35%, 8/10/28 (USD) (1)	1,200,000	1,287
4.625%, 4/3/49 (EUR) (1)	1,365,000	1,935	Eskom Holdings SOC,
Total Romania			6.75%, 8/6/23 (USD)	1,100,000	1,133
(Cost $1,627)		1,935	Eskom Holdings SOC,
			7.125%, 2/11/25 (USD)	13,275,000	13,700
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Eskom Holdings SOC,			Republic of Sri Lanka,
8.45%, 8/10/28 (USD) (1)	4,000,000	4,408	6.825%, 7/18/26 (USD)	900,000	891
FirstRand Bank, VR,			Republic of Sri Lanka,
6.25%, 4/23/28 (USD) (2)	700,000	744	6.85%, 3/14/24 (USD) (1)	1,175,000	1,203
Gold Fields Orogen Holdings,
5.125%, 5/15/24 (USD) (1)	295,000	312			18,214
MTN Mauritius Investments,			Total Sri Lanka
6.50%, 10/13/26 (USD)	800,000	879	(Cost $19,166)		19,058

		23,523
			THAILAND 0.1%
Government Bonds 2.8%
Republic of South Africa,			Corporate Bonds 0.1%
4.665%, 1/17/24 (USD)	2,347,000	2,463	Bangkok Bank, VR,
Republic of South Africa,			3.733%, 9/25/34 (USD) (1)(2)	605,000	615
4.85%, 9/27/27 (USD)	1,200,000	1,230
Republic of South Africa,			Total Thailand
4.85%, 9/30/29 (USD)	650,000	649	(Cost $605)		615
Republic of South Africa,
5.65%, 9/27/47 (USD)	3,400,000	3,401	TRINIDAD AND TOBAGO 0.2%
Republic of South Africa,
5.875%, 9/16/25 (USD)	2,390,000	2,608	Corporate Bonds 0.2%
Republic of South Africa,			Trinidad Petroleum Holdings,
6.25%, 3/8/41 (USD)	450,000	495	9.75%, 6/15/26 (USD) (1)	700,000	795
Republic of South Africa,
10.50%, 12/21/26	28,200,000	2,079	Total Trinidad and Tobago
			(Cost $770)		795
		12,925

Total South Africa			TURKEY 5.2%
(Cost $35,329)		36,448
			Corporate Bonds 1.4%
SRI LANKA 4.2%			Akbank, VR,
			7.20%, 3/16/27 (USD) (2)	2,250,000	2,111
Corporate Bonds 0.2%			Turk Telekomunikasyon,
SriLankan Airlines,			4.875%, 6/19/24 (USD)	1,000,000	975
7.00%, 6/25/24 (USD)	845,000	844	Turk Telekomunikasyon,
			6.875%, 2/28/25 (USD) (1)	670,000	707
		844	Turkiye Garanti Bankasi, VR,
Government Bonds 4.0%			6.125%, 5/24/27 (USD) (2)	1,790,000	1,613
			Turkiye Sise ve Cam Fabrikalari,
Republic of Sri Lanka,			6.95%, 3/14/26 (USD) (1)	1,180,000	1,216
5.75%, 1/18/22 (USD)	2,000,000	2,009
Republic of Sri Lanka,					6,622
5.875%, 7/25/22 (USD)	2,750,000	2,768
Republic of Sri Lanka,			Government Bonds 3.8%
6.125%, 6/3/25 (USD)	6,200,000	6,026	Export Credit Bank of Turkey,
Republic of Sri Lanka,			4.25%, 9/18/22 (USD)	900,000	857
6.20%, 5/11/27 (USD)	2,805,000	2,623	Hazine Mustesarligi Varlik Kiralama,
Republic of Sri Lanka,			4.489%, 11/25/24 (USD)	350,000	337
6.25%, 7/27/21 (USD)	2,650,000	2,694	Republic of Turkey,
			4.25%, 4/14/26 (USD)	2,900,000	2,622

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value			Par/Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Republic of Turkey,
4.875%, 10/9/26 (USD)	5,475,000	5,078		UNITED ARAB EMIRATES 0.1%
Republic of Turkey,
4.875%, 4/16/43 (USD)	1,600,000	1,287
Republic of Turkey,				Corporate Bonds 0.1%
5.125%, 3/25/22 (USD)	2,000,000	2,019		Ruwais Power,
Republic of Turkey,				6.00%, 8/31/36 (USD)	370,000	467
6.00%, 3/25/27 (USD)	2,325,000	2,289		Total United Arab Emirates
Republic of Turkey,				(Cost $416)		467
6.00%, 1/14/41 (USD)	500,000	449
Republic of Turkey,
6.875%, 3/17/36 (USD)	2,400,000	2,396		UNITED KINGDOM 0.0%

		17,334		Common Stocks 0.0%
Total Turkey				Mriya Farming (7)	5,890	—
(Cost $22,586)		23,956		Mriya Farming, Recovery
				Certificates,
UKRAINE 6.2%			(EUR)	(7)	488,383	5
						5
Corporate Bonds 0.4%
				Corporate Bonds 0.0%
MHP Lux,
6.25%, 9/19/29 (USD) (1)	1,015,000	981		Mriya Farming, EC,
Ukraine Railways Via Rail Capital				0.50%, 12/31/25 (USD) (1)(7)	1,239,500	72
Markets,						72
8.25%, 7/9/24 (USD)	1,000,000	1,046
				Total United Kingdom
		2,027		(Cost $—)		77

Government Bonds 5.8%
Government of Ukraine,				UNITED STATES 0.2%
6.75%, 6/20/26 (EUR) (1)	410,000	483
Government of Ukraine,				Corporate Bonds 0.1%
7.75%, 9/1/21 (USD) (1)	2,000,000	2,086		Citgo Holding,
Government of Ukraine,				9.25%, 8/1/24 (1)	350,000	369
7.75%, 9/1/21 (USD)	1,200,000	1,251
Government of Ukraine,						369
7.75%, 9/1/22 (USD)	6,200,000	6,541		Municipal Securities 0.1%
Government of Ukraine,				Commonwealth of Puerto Rico,
7.75%, 9/1/25 (USD)	4,735,000	4,981		Series A, GO,
Government of Ukraine,				8.00%, 7/1/35 (3)(8)	1,000,000	601
7.75%, 9/1/27 (USD)	4,965,000	5,179
Government of Ukraine,						601
9.75%, 11/1/28 (USD) (1)	2,300,000	2,641		Total United States
Government of Ukraine,				(Cost $1,258)		970
9.75%, 11/1/28 (USD)	2,650,000	3,042
Government of Ukraine, VR,
0.00%, 5/31/40 (USD) (1)(3)(6)	560,000	525

		26,729
Total Ukraine
(Cost $26,999)		28,756
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

URUGUAY 1.0%			Republic of Venezuela,
			11.75%, 10/21/26 (USD) (3)(8)	1,500,000	169
Government Bonds 1.0%			Republic of Venezuela,
			11.95%, 8/5/31 (USD) (3)(8)	800,000	90
Republic of Uruguay,			Republic of Venezuela,
5.10%, 6/18/50 (USD)	3,950,000	4,706	12.75%, 8/23/22 (USD) (3)(8)	550,000	62
Total Uruguay
(Cost $4,492)		4,706			6,121
			Total Venezuela
UZBEKISTAN 1.0%			(Cost $25,116)		6,249

Government Bonds 1.0%			VIETNAM 1.4%
Republic of Uzbekistan,
4.75%, 2/20/24 (USD) (1)	2,145,000	2,255	Corporate Bonds 0.1%
Republic of Uzbekistan,			Mong Duong Finance Holdings,
5.375%, 2/20/29 (USD) (1)	485,000	534	5.125%, 5/7/29 (USD) (1)	565,000	578
Republic of Uzbekistan,
5.375%, 2/20/29 (USD)	1,640,000	1,806			578
Total Uzbekistan			Government Bonds 1.3%
(Cost $4,415)		4,595	Socialist Republic of Vietnam,
			4.80%, 11/19/24 (USD) (1)	600,000	658
VENEZUELA 1.3%			Socialist Republic of Vietnam,
			4.80%, 11/19/24 (USD)	4,700,000	5,152

Corporate Bonds 0.0%					5,810
Electricidad de Caracas,			Total Vietnam
8.50%, 4/10/20 (USD) (3)(8)	800,000	128	(Cost $5,977)		6,388
		128
Government Bonds 1.3%			SHORT-TERM INVESTMENTS 1.8%
Petroleos de Venezuela,			MONEY MARKET FUNDS 1.8%
5.375%, 4/12/27 (USD) (3)(8)	3,600,000	315
Petroleos de Venezuela,			T. Rowe Price Government Reserve
			Fund,
6.00%, 5/16/24 (USD) (3)(8)	10,960,000	959	2.00% (9)(10)	8,184,219	8,184
Petroleos de Venezuela,
6.00%, 11/15/26 (USD) (3)(8)	2,950,000	258	Total Short-Term Investments
Petroleos de Venezuela,			(Cost $8,184)		8,184
8.50%, 10/27/20 (USD) (3)(8)	2,355,500	836
Petroleos de Venezuela,
9.00%, 11/17/21 (USD) (3)(8)	24,590,000	2,152
Petroleos de Venezuela,
9.75%, 5/17/35 (USD) (3)(8)	985,000	86
Petroleos de Venezuela,
12.75%, 2/17/22 (USD) (3)(8)	3,430,000	300
Republic of Venezuela,
6.00%, 12/9/20 (USD) (3)(8)	3,350,000	377
Republic of Venezuela,
7.75%, 10/13/19 (USD) (3)(8)	3,600,000	405
Republic of Venezuela,
9.25%, 9/15/27 (USD) (3)(8)	1,000,000	112
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%

OTC Options Purchased 0.1%

Counterparty	Description	Contracts Notional Amount		Value
Bank of America
N.A.	USD Call/CNH Put, 11/15/19 @ 6.975 (CNH ) (3)	1	4,200	$108
Barclays Bank	USD Call/CNH Put, 11/27/19 @ 6.966 (CNH ) (3)	1	4,200	115
Citibank	EUR Call/USD Put, 12/5/19 @ 1.143 (USD) (3)	1	9,000	6

Total Options Purchased (Cost $387)				229

Total Investments in Securities 98.3%

(Cost $465,314)				$450,845
Other Assets Less Liabilities 1.7%				7,738
Net Assets 100.0%				$458,583

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $91,732 and represents 20.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Non-income producing
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(7)	Level 3 in fair value hierarchy.
(8)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(9)	Seven-day yield
(10)	Affiliated Companies
ARS	Argentine Peso
BDLRPP	Argentina deposit rates (Badlar) at private banks
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Offshore China Renminbi
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
OTC	Over-the-counter
PEN	Peruvian New Sol
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD	Taiwan Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts In 000s)
SWAPS (0.0)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%

China (0.0)%
Citibank, Protection Bought (Relevant Credit: Bank of China/Hong Kong,
3.00% 2/14/22), Pay 1.00% Quarterly, Receive upon credit default,
6/20/24 (USD)	2,300	(52)	(46)	(6)
Total China			(46)	(6)

South Korea (0.0)%
Citibank, Protection Bought (Relevant Credit: Republic of Korea, 2.75%
1/19/27), Pay 1.00% Quarterly, Receive upon credit default, 6/20/24
(USD)	1,700	(54)	(51)	(3)
Total South Korea			(51)	(3)

Total Bilateral Credit Default Swaps, Protection Bought			(97)	(9)

Total Bilateral Swaps			(97)	(9)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America, N.A.	12/13/19	USD	416	ZAR	6,396$	(2)
Bank of America, N.A.	1/10/20	USD	414	ZAR	6,396	(3)
Barclays Bank	10/4/19	IDR	6,675,504	USD	471	—
Barclays Bank	10/11/19	USD	1,177	PEN	3,904	19
Barclays Bank	11/22/19	EUR	729	USD	806	(9)
Barclays Bank	12/6/19	USD	1,240	CLP	893,389	13
Barclays Bank	1/10/20	USD	205	ZAR	3,202	(4)
Barclays Bank	1/16/20	USD	463	IDR	6,675,504	(1)
BNP Paribas	10/2/19	BRL	4,055	USD	972	4
BNP Paribas	10/2/19	USD	974	BRL	4,055	(2)
BNP Paribas	11/8/19	ARS	13,399	USD	217	(15)
BNP Paribas	11/22/19	EUR	219	USD	243	(3)
BNP Paribas	11/22/19	USD	3,006	EUR	2,690	63
BNP Paribas	11/22/19	USD	444	MXN	8,817	1
BNP Paribas	11/22/19	USD	441	MXN	8,817	(2)
BNP Paribas	12/3/19	USD	968	BRL	4,055	(4)
BNP Paribas	12/6/19	USD	1,101	CLP	791,688	13
BNP Paribas	12/13/19	USD	207	ZAR	3,198	(2)
Citibank	10/2/19	BRL	1,487	USD	365	(7)
Citibank	10/2/19	USD	357	BRL	1,487	(1)
Citibank	10/4/19	IDR	3,337,751	USD	236	(1)
Citibank	11/22/19	USD	2,470	MXN	48,573	30
Citibank	12/13/19	USD	413	ZAR	6,396	(5)
Citibank	1/16/20	USD	233	IDR	3,337,751	—
Credit Suisse	10/4/19	IDR	6,675,502	USD	472	(2)
Credit Suisse	1/16/20	USD	233	IDR	3,337,751	1
Credit Suisse	1/16/20	USD	232	IDR	3,337,751	—
Goldman Sachs	11/8/19	USD	268	ARS	13,399	66
Goldman Sachs	11/22/19	USD	2,983	EUR	2,670	62
Goldman Sachs	11/22/19	USD	441	MXN	8,817	(2)
HSBC Bank	10/4/19	USD	1,144	TWD	36,213	(24)
HSBC Bank	10/11/19	KRW	2,783,996	USD	2,357	(31)
HSBC Bank	10/11/19	USD	2,289	KRW	2,783,996	(37)
HSBC Bank	11/22/19	MXN	20,388	USD	1,009	15
HSBC Bank	11/22/19	USD	444	MXN	8,817	1
HSBC Bank	12/6/19	USD	368	CLP	263,896	6
HSBC Bank	1/10/20	USD	205	ZAR	3,198	(3)
JPMorgan Chase	10/2/19	BRL	4,056	USD	972	3
JPMorgan Chase	10/2/19	USD	974	BRL	4,056	(2)
JPMorgan Chase	10/4/19	TWD	36,213	USD	1,175	(7)
JPMorgan Chase	11/22/19	USD	446	MXN	8,817	4
JPMorgan Chase	11/22/19	USD	441	MXN	8,817	(2)
JPMorgan Chase	12/3/19	USD	969	BRL	4,056	(3)
JPMorgan Chase	12/6/19	USD	735	CLP	527,790	10
Morgan Stanley	10/2/19	BRL	7,129	USD	1,712	4
Morgan Stanley	10/2/19	BRL	2,115	USD	524	(15)
Morgan Stanley	10/2/19	USD	1,829	BRL	7,129	113
Morgan Stanley	10/2/19	USD	508	BRL	2,115	(1)
Standard Chartered	10/2/19	BRL	4,584	USD	1,101	2
Standard Chartered	10/2/19	USD	1,177	BRL	4,584	74
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

						Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Standard Chartered	10/4/19	USD	1,166	IDR	16,688,757$	(10)
State Street	11/22/19	USD	2,984	EUR	2,670	62
State Street	1/10/20	USD	206	ZAR	3,198	(2)
Net unrealized gain (loss) on open forward currency
exchange contracts						$364

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 181 U.S. Treasury Notes five year contracts	12/19	21,566	$(146)
Long, 137 U.S. Treasury Notes ten year contracts	12/19	17,853	(179)
Long, 25 Ultra U.S. Treasury Bonds contracts	12/19	4,797	(98)
Net payments (receipts) of variation margin to date			405
Variation margin receivable (payable) on open futures contracts			$(18)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$248+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$16,727	¤	¤ $	8,184^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $248 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,184.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	38$	5$	43
Corporate Bonds		—	122,982	72	123,054
Fixed Income Securities[1]		—	319,335	—	319,335
Short-Term Investments		8,184	—	—	8,184
Options Purchased		—	229	—	229
Total Securities		8,184	442,584	77	450,845
Forward Currency Exchange Contracts		—	566	—	566
Total		$8,184$	443,150$	77$	451,411
Liabilities
Swaps	$	— $	106$	— $	106
Forward Currency Exchange Contracts		—	202	—	202
Futures Contracts		18	—	—	18
Total		$18$	308$	— $	326

1 Includes Government Bonds, Municipal Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(1) for the period ended September 30, 2019.

($000 s)
	Beginning		Ending
	Balance	Gain (Loss)	Balance
	1/1/19	During Period	9/30/19
Investment in Securities
Common Stocks	$6	$(1)	$5

Corporate Bonds	72	–	72

Total	$78	$(1)	$77